BANK BORROWINGS	12 Months Ended
Dec. 31, 2022
BANK BORROWINGS
BANK BORROWINGS

9.     BANK BORROWINGS

In November 2020, Beijing Branch of China CITIC Bank Corporation Limited approved a guaranteed line of credit (“Bank Borrowings”) to the Company with maximum borrowings of RMB 10.0 million ($1.5 million).  The joint and several liability guarantee was provided by Beijing Capital Financing Guarantee Co, Ltd.. In 2020, the Company made a drawdown under the loan amounted to RMB 5.4 million ($0.8 million), which matured and was repaid in November 2021, and beared interest at a fixed rate of 3.35% per annum. In February 2021, the Company made another drawdown amounted to RMB 4.6 million ($0.7 million) under the Bank Borrowing which also matured and was repaid in 2021, and beared a fixed interest rate of 3.72% per annum.

In May 2022, the Company entered into a Business Loan Agreement (together with related security agreements and promissory note, the “Agreement”) with East West Bank (“EWB”). Under the Agreement, EWB made available to the Company a revolving line of credit up to a maximum of $10.0 million. In general, amounts borrowed under the Agreement are secured by a lien on the Company’s assets, including first priority security interest in accounts receivable and inventory and pledge of available-for-sale securities. In the third quarter of 2022, the Company made a drawdown under the loan amounted to $3.0 million and repaid all the outstanding principal balance and interest in the fourth quarter of 2022. The Loan Agreement was terminated in November 2022 and the Company’s restricted assets were released from restriction in November 2022.

In June 2022, the Company’s subsidiary, CASI China entered into a Loan Agreement with China International Trust and Investment Corporation Bank (“CITIC Bank”). Under the Loan Agreement, CITIC Bank made available to CASI China a guaranteed line of credit up to a maximum of RMB 20.0 million (approximately $3.0 million). The joint and several liability guarantee was provided by Beijing Shouchuang Financing Guarantee Co. Ltd. concurrently with the Loan Agreement. The loan was secured by a pledge of the land use right held by CASI Wuxi, one of the Company’s subsidiaries. Interest accrues on the principal amounts of the loans outstanding at a fixed annual rate of 3.98% and payable monthly. In the second quarter of 2022, CASI China made a drawdown under the loan amounted to RMB 6.7 million ($1.0 million) and repaid all the outstanding principal balance and interest in the third quarter of 2022. The Loan Agreement was terminated in July 2022 and the land use right was released from the pledge in September 2022.